Product Warranties (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Product warranty liability
The following table summarizes the activity related to the product warranty liability during the three months ended October 31, 2013 and 2012 (in thousands):

	2013	2012

Beginning balance	$156	$166
Warranty cost incurred	(35)	(27)
Accrued warranty cost	17	40
Ending balance	$138	$179

The following table summarizes the activity related to the product warranty liability during fiscal years 2013 and 2012 (in thousands):

	2013	2012

Balance at beginning of period	$166	$185
Accruals for warranty liability	94	99
Warranty charges	(104)	(118)
Balance at end of period	$156	$166

Cortelco Systems Holding Corp [Member]
Product warranty liability
The following table summarizes the activity related to the product warranty liability during the three months ended October 31, 2013 and 2012 (in thousands):

	2013	2012

Beginning balance	$135	$166
Warranty cost incurred	(23)	(27)
Accrued warranty cost	12	40
Ending balance	$124	$179

The following table summarizes the activity related to the product warranty liability during fiscal years 2013 and 2012 (in thousands):

	2013	2012

Balance at beginning of period	$139	$164
Accruals for warranty liability	97	83
Warranty charges	(101)	(108)
Balance at end of period	$135	$139